TAX - Non-Current Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid (refund) [abstract]
Non-current tax liability related to held-over gains	$ 45.2	$ 45.2	$ 45.2